
[LOGO] CANADA LIFE

                                             RONALD E. BEETTAM, F.S.A., F.C.I.A.
                                             President

                                             Canada Life Insurance Company
                                               of America
                                             P.O. Box 105662
                                             Atlanta, GA  30348-5662

                                                  (770) 953-1959, x2861
                                                  (800) 905-1959
                                             FAX: (888) 670-4836


August, 2000



Dear Varifund(R) Policyholder:

Enclosed is the Varifund Semi-Annual Report for the period ending June 30, 2000.
We encourage you to review this information and to refer to it as needed throughout the year.

Please call your Registered Representative or Canada Life if you have any questions.

Thank you for selecting Varifund for your financial needs.

Sincerely,

/s/ Ronald E. Beettam
---------------------------
Ronald E. Beettam

Encl.




              6201 Powers Ferry Road, N.W. Atlanta, Georgia 30339
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

                    [LOGO OF CANADA LIFE'S PRESTIGE SERIES]

V A R I F U N D(R)
-------------------------------------------------------------------------------------------------------------------------------
V A R I A B L E      S U B - A C C O U N T     P E R F O R M A N C E

A N N U I T Y
-------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns For Periods Ending June 30, 2000
Assuming Contract is Surrendered At End Of Period

                                                                                    One             Three             Five
Portfolio Type               Portfolio                              YTD             Year             Year             Year
-------------------------------------------------------------------------------------------------------------------------------

Equity Portfolios          Alger American Growth                   (2.65)%         12.20 %          27.62 %            N/A
                           Alger American Leveraged AllCap         (9.11)%         30.19 %          39.63 %            N/A
                           Alger American MidCap Growth             8.42 %         26.55 %          25.60 %            N/A
                           Alger American Small Capitalization     (6.13)%         19.31 %          19.61 %            N/A
                           Berger Small Company Growth             12.72 %         88.63 %            N/A              N/A
                           Dreyfus Capital Appreciation            (3.34)%         (0.37)%            N/A              N/A
                           Dreyfus Growth & Income                 (7.00)%         (2.61)%           8.43 %            N/A
                           Dreyfus Socially Responsible            (3.58)%         11.19 %          21.19 %            N/A
                           Fidelity VIP II Contrafund              (7.42)%          3.24 %            N/A              N/A
                           Fidelity VIP Growth                     (1.04)%         19.05 %          27.01 %          23.55 %
                           Montgomery Growth                       (3.63)%         (3.00)%           9.23 %            N/A
                           Fidelity VIP II Index 500               (6.69)%         (0.01)%          16.48 %            N/A
                           Fidelity VIP III Growth Opportunities   (9.74)%        (12.41)%            N/A              N/A
                           Seligman Frontier                       (2.06)%         21.91 %           5.29 %          12.70 %

                           ---------------------------------------------------------------------------------------------------
International              Berger-IPT International                (8.76)%         13.11 %           9.77 %            N/A
                           Fidelity VIP Overseas                  (11.15)%         18.04 %          10.68 %          12.96 %
                           Montgomery Emerging Markets            (11.79)%         11.30 %         (10.42)%            N/A

                           ---------------------------------------------------------------------------------------------------
Speciality Portfolio       Seligman Communications & Information   (1.32)%         53.36 %          41.67 %          26.29 %

                           ---------------------------------------------------------------------------------------------------
Balanced                   Fidelity VIP II Asset Manager           (6.80)%         (2.09)%           8.40 %          12.13 %

                           ---------------------------------------------------------------------------------------------------
Fixed Income Portfolios    Fidelity Investment Grade Bond          (1.78)%         (2.99)%           1.93 %           3.65 %
                           Fidelity VIP High Income               (10.93)%        (11.45)%          (0.51)%           5.33 %

                           ---------------------------------------------------------------------------------------------------
Money Market               Fidelity Money Market                   (3.41)%         (1.81)%           1.91 %           2.80 %



                                                                                            Since                 Sub-Account
                                                                      Ten                 Sub-Acct                 Inception
                                                                      Year               Inception                    Date
------------------------------------------------------------------------------------------------------------------------------
Equity Portfolios         Alger American Growth                       N/A                  25.25 %                  05/01/96
                          Alger American Leveraged AllCap             N/A                  30.11 %                  05/01/96
                          Alger American MidCap Growth                N/A                  19.81 %                  05/01/96
                          Alger American Small Capitalization         N/A                  12.28 %                  05/01/96
                          Berger Small Company Growth                 N/A                  36.40 %                  05/01/98
                          Dreyfus Capital Appreciation                N/A                  10.42 %                  05/01/98
                          Dreyfus Growth & Income                     N/A                  10.43 %                  05/01/96
                          Dreyfus Socially Responsible                N/A                  22.41 %                  05/01/96
                          Fidelity VIP II Contrafund                  N/A                  14.23 %                  05/01/98
                          Fidelity VIP Growth                         N/A                  23.22 %                  05/01/94
                          Montgomery Growth                           N/A                  13.14 %                  05/01/97
                          Fidelity VIP II Index 500                   N/A                  20.91 %                  05/01/96
                          Fidelity VIP III Growth Opportunities       N/A                   3.67 %                  05/01/98
                          Seligman Frontier                           N/A                  13.13 %                  05/01/95

                          ----------------------------------------------------------------------------------------------------
International             Berger-IPT International                    N/A                   9.78 %                  05/01/97
                          Fidelity VIP Overseas                       N/A                  10.62 %                  05/01/94
                          Montgomery Emerging Markets                 N/A                  (2.41)%                  05/01/96

                          ----------------------------------------------------------------------------------------------------
Speciality Portfolio      Seligman Communications & Information       N/A                  29.87 %                  05/01/95

                          ----------------------------------------------------------------------------------------------------
Balanced                  Fidelity VIP II Asset Manager               N/A                  10.36 %                  05/01/94

                          ----------------------------------------------------------------------------------------------------
Fixed Income Portfolios   Fidelity Investment Grade Bond             5.66 %                 5.31 %                  12/04/89
                          Fidelity VIP High Income                    N/A                   6.24 %                  05/01/94

                          ----------------------------------------------------------------------------------------------------
Money Market              Fidelity Money Market                      2.91 %                 3.05 %                  12/04/89

The above figures are SEC required "standardized" performance returns which include the deduction of all fees and charges, including the maximum possible sales charge. These figures may not be applicable to your contract, since you may not have to pay these early withdrawal charges. Please see the prospectus for more details. CLASF refers to Canada Life of America Series Fund, Inc. Fidelity VIP and Fidelity VIP II refer to Fidelity Investments Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II.

Annuities including the Money Market sub-account are not deposits of, obligations of, or guaranteed by any depository institution. They are not insured by FDIC or any federal agency, and as such are subject to investment risk including possible loss of principal invested. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is still possible to lose money by investing in the fund. The FIXED account portions of a variable annuity (NOT the separate accounts) are backed by the issuing insurance company. As of May 1, 2000, the Fidelity VIP Money market and Fidelity VIP II Investment Grade Bond sub-accounts were substituted for the CLASF Money Market and Bond sub-accounts. Standardized performance reflects the performance of the CLASF Money Market and Bond sub-accounts through April 28, 2000 and the Fidelity VIP Money Market and Fidelity VIP II Investment Grade Bond sub-accounts thereafter.

Issued By: Canada Life of America, 6201 Powers Ferry Road, N.W. Atlanta, GA 30339 and distributed by its subsidiary Canada Life of America Financial Services, Inc., 6201 Powers Ferry Road, N.W. Atlanta, GA 30339.

Date of first use June 30, 2000


                     [CANADA LIFE'S PRESTIGE SERIES LOGO]

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V A R I F U N D
-------------------------------------------------------------------------------------------------------------------
V A R I A B L E      S U B - A C C O U N T     P E R F O R M A N C E

A N N U I T Y
-------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns For Periods Ending June 30, 2000
                                  Assuming Contract Continues

                                                                                                             One
Portfolio Type                       Portfolio                                              YTD              Year
-------------------------------------------------------------------------------------------------------------------
Equity Portfolios             Alger American Growth                                         2.75 %           17.60 %
                              Alger American Leveraged AllCap                              (3.71)%           35.59 %
                              Alger American MidCap Growth                                 13.82 %           31.95 %
                              Alger American Small Capitalization                          (0.73)%           24.71 %
                              Berger Small Company Growth                                  18.12 %           94.03 %
                              Dreyfus Capital Appreciation                                  2.06 %            5.03 %
                              Dreyfus Growth & Income                                      (1.60)%            2.79 %
                              Dreyfus Socially Responsible                                  1.82 %           16.59 %
                              Fidelity VIP II Contrafund                                   (2.02)%            8.64 %
                              Fidelity VIP Growth                                           4.36 %           24.45 %
                              Montgomery Growth                                             1.77 %            2.40 %
                              Fidelity VIP II Index 500                                    (1.29)%            5.39 %
                              Fidelity VIP III Growth Opportunities                        (4.34)%           (7.01)%
                              Seligman Frontier                                             3.34 %           27.31 %

                            ---------------------------------------------------------------------------------------
International                 Berger-IPT International                                     (3.36)%           18.51 %
                              Fidelity VIP Overseas                                        (5.75)%           23.44 %
                              Montgomery Emerging Markets                                  (6.39)%           16.70 %

                            ---------------------------------------------------------------------------------------
Speciality Portfolio          Seligman Communications & Information                         4.08 %           58.76 %

                            ---------------------------------------------------------------------------------------
Balanced                      Fidelity VIP II Asset Manager                                (1.40)%            3.31 %

                            ---------------------------------------------------------------------------------------
Fixed Income Portfolios       Fidelity Investment Grade Bond                                3.00 %            2.93 %
                              Fidelity VIP High Income                                     (5.53)%           (6.05)%

                            ---------------------------------------------------------------------------------------
Money Market                  Fidelity Money Market                                         2.24 %            4.22 %



                                                                                Three                 Five              Ten
Portfolio Type                     Portfolio                                     Year                 Year              Year
------------------------------------------------------------------------------------------------------------------------------
Equity Portfolios             Alger American Growth                             28.53 %               24.26 %           20.38 %
                              Alger American Leveraged AllCap                   40.40 %               32.68 %             N/A
                              Alger American MidCap Growth                      26.54 %               21.79 %             N/A
                              Alger American Small Capitalization               20.64 %               14.38 %           14.78 %
                              Berger Small Company Growth                       37.21 %                 N/A               N/A
                              Dreyfus Capital Appreciation                      14.84 %               20.55 %             N/A
                              Dreyfus Growth & Income                            9.69 %               15.10 %             N/A
                              Dreyfus Socially Responsible                      22.21 %               23.38 %             N/A
                              Fidelity VIP II Contrafund                        19.21 %               20.06 %             N/A
                              Fidelity VIP Growth                               27.93 %               23.78 %           18.38 %
                              Montgomery Growth                                 10.47 %                 N/A               N/A
                              Fidelity VIP II Index 500                         17.58 %               21.67 %             N/A
                              Fidelity VIP III Growth Opportunities             10.46 %               14.99 %             N/A
                              Seligman Frontier                                  6.63 %               13.04 %             N/A

                            --------------------------------------------------------------------------------------------------
International                 Berger-IPT International                          11.00 %                 N/A               N/A
                              Fidelity VIP Overseas                             11.89 %               13.29 %            8.27 %
                              Montgomery Emerging Markets                       (8.59)%                 N/A               N/A

                            --------------------------------------------------------------------------------------------------
Speciality Portfolio          Seligman Communications & Information             42.42 %               26.50 %             N/A

                            --------------------------------------------------------------------------------------------------
Balanced                      Fidelity VIP II Asset Manager                     9.66 %                12.47 %           11.01 %

                            --------------------------------------------------------------------------------------------------
Fixed Income Portfolios       Fidelity Investment Grade Bond                    4.32 %                 4.45 %            5.71 %
                              Fidelity VIP High Income                          0.99 %                 5.76 %           10.40 %

                            --------------------------------------------------------------------------------------------------
Money Market                  Fidelity Money Market                             3.98 %                 3.99 %            3.69 %


                                                                                Since                        Fund
                                                                                 Fund                      Inception
Portfolio Type                     Portfolio                                   Inception                      Date
---------------------------------------------------------------------------------------------------------------------
Equity Portfolios             Alger American Growth                             20.58 %                      01/08/89
                              Alger American Leveraged AllCap                   38.64 %                      01/25/95
                              Alger American MidCap Growth                      23.42 %                      05/03/93
                              Alger American Small Capitalization               18.20 %                      09/20/88
                              Berger Small Company Growth                       26.20 %                      05/01/96
                              Dreyfus Capital Appreciation                      17.26 %                      03/31/93
                              Dreyfus Growth & Income                           16.63 %                      05/02/94
                              Dreyfus Socially Responsible                      20.85 %                      10/07/93
                              Fidelity VIP II Contrafund                        22.83 %                      01/03/95
                              Fidelity VIP Growth                               16.78 %                      10/09/86
                              Montgomery Growth                                 16.74 %                      02/09/96
                              Fidelity VIP II Index 500                         17.83 %                      08/27/92
                              Fidelity VIP III Growth Opportunities             16.87 %                      01/03/95
                              Seligman Frontier                                 15.13 %                      10/11/94

                            -----------------------------------------------------------------------------------------
International                 Berger-IPT International                          10.93 %                      05/01/97
                              Fidelity VIP Overseas                              8.48 %                      01/28/87
                              Montgomery Emerging Markets                       (0.76)%                      02/02/96

                            -----------------------------------------------------------------------------------------
Speciality Portfolio          Seligman Communications & Information             31.09 %                      10/11/94

                            -----------------------------------------------------------------------------------------
Balanced                      Fidelity VIP II Asset Manager                     10.50 %                      09/06/89

                            -----------------------------------------------------------------------------------------
Fixed Income Portfolios       Fidelity Investment Grade Bond                    5.93 %                       12/05/88
                              Fidelity VIP High Income                          8.57 %                       09/19/85

                            -----------------------------------------------------------------------------------------
Money Market                  Fidelity Money Market                             5.18 %                       04/01/82

Fidelity Money Market Portfolio current yield (annualized yield for a seven day period ended June 30, 2000) is 6.41%. VariFund Fixed Account 1 year rate was 4.95% as of July 1, 2000. The Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money by investing in the Fund. The performance data quoted is after the deduction of all fees and charges, except for possible surrender charges. For performance figures after the deduction of all fees and charges, including the maximum possible surrender charge, please see the reverse side. Performance data represents past performance and is not a guarantee of future results. Investment returns and principal value may fluctuate so that an investor's shares, when redeemed, may be more or less than his or her original cost. Performance figures for portfolios with inception dates prior to December 4, 1989 reflect performance if VariFund existed at the inception of those portfolios. Contact your registered representative or call Canada Life Insurance Company of America at (800) 905-1959 for a Prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.
(Not valid without accompanying "standardized" performance returns.)
Date of first use July 12, 2000

VARIFUND(R)                                                   [LOGO] CANADA LIFE
A Variable Annuity                                  INSURANCE COMPANY OF AMERICA
                                                                 P.O. Box 105662
                                                          Atlanta, GA 30348-5662
                                                                  (800) 905-1959

ADDITIONAL PREMIUM PAYMENT FORM

Please complete the following information:

OWNER:                                    AMOUNT OF PREMIUM PAYMENT:
      --------------------------------
ANNUITANT:                                $____________
          ----------------------------
POLICY NO.:
           ---------------------------
OWNER'S SSN/TIN:                          IF YOU ARE CHANGING ALLOCATION
                ----------------------    PLEASE COMPLETE THE FOLLOWING:

                                          ____ THIS PAYMENT ONLY
                                          ____ THIS PAYMENT AND ALL FUTURE PYMTS
                                          ____ RE-ALLOCATE ALL CURRENT ASSETS

ALGER GROWTH 83/93           ____%    FIDELITY ASSET MGR 16/36    ____%    MONTGOMERY EMERG MKT 86/96     ____ %
ALGER LEVER ALLCAP 85/95     ____%    FIDELITY CONTRAFUND 52/72   ____%    MONTGOMERY GROWTH 87/97        ____ %
ALGER MIDCAP 84/94           ____%    FIDELITY GROWTH 17/37       ____%    SELIGMAN COMM & INFO 50/70     ____ %
ALGER SMALL CAP 82/92        ____%    FIDELITY GROWTH OPPS 53/73  ____%    SELIGMAN FRONTIER 51/71        ____ %
BERGER IPT INTERN'L 88/98    ____%    FIDELITY HIGH INC 18/38     ____%
BERGER/BIAM SM CO GR 89/99   ____%    FIDELITY INDEX 500 20/40    ____%
DREYFUS CAP APPR 46/47       ____%    FIDELITY INV GR BOND 55/75  ____%
DREYFUS GROWTH & INC 80/90   ____%    FIDELITY MONEY MKT 54/74    ____%
DREYFUS SOCIAL RESPON 81/91  ____%    FIDELITY OVERSEAS 19/39     ____%

                             Fixed Account Options*

 ____% 1 Yr. (301)    ____% 3 Yr. (303)    ____% 5 Yr. (305)    ____% 7 Yr. (307)    ____% 10 Yr. (310)
*  The Fixed Accounts and/or the Guarantee Periods may not be available in all states.

Total allocation must equal 100%

OWNER'S SIGNATURE       ___________________________        DATE _______________

JOINT OWNER'S SIGNATURE ___________________________        DATE _______________

    PLEASE MAKE CHECKS PAYABLE TO CANADA LIFE INSURANCE COMPANY OF AMERICA

                INFORMATION FOR QUALIFIED POLICY CONTRIBUTIONS
                       (THIS SECTION MUST BE COMPLETED)

IS THIS A ROLLOVER? _____YES _____NO

IF YES, WHAT TYPE? ___________________  PLEASE NOTE:   CONTRIBUTIONS FOR PRIOR
                                                       TAX YEAR CANNOT BE MADE
CONTRIBUTION $___________ FOR ________                 AFTER APRIL 15TH OF THE
                                                       CURRENT TAX YEAR.
CONTRIBUTION $___________ FOR ________

      PLEASE DIRECT ANY QUESTIONS REGARDING YOUR POLICY TO YOUR REGISTERED REPRESENTATIVE OR TO OUR VARIABLE ANNUITY DEPARTMENT AT (800) 905-1959.

  Our Variable Annuity Administrators can not advise you on the suitability of your payment. Please contact your Registered Representative to discuss suitability issues prior to submitting your additional premium payment.

  Variable Annuities are issued by Canada Life Insurance Company of America and offered through its subsidiary, Canada Life of
                America Financial Services, Inc. (member NASD).


                                                                          5/1/00

The attached are incorporated by reference herein to the semi-annual reports filed by and on behalf of the following:

The Alger American Fund, filed August 29, 2000
     Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American Leveraged AllCap

Berger Institutional Products Trust, filed August 29, 2000
     Portfolios which include: Berger/BIAM IPT-International Fund; Small Company Growth

Dreyfus Variable Investment Fund, filed August 18, 2000
     Portfolios which include: Dreyfus Growth and Income; Dreyfus Capital Appreciation

The Dreyfus Socially Responsible Growth Fund, Inc., filed August 18, 2000
     Portfolios which include: Dreyfus Socially Responsible

Fidelity Investments Variable Insurance Products Fund, filed June 30, 2000
     Portfolios which include: Fidelity VIP Growth

Fidelity Investments Variable Insurance Products Fund, filed June 30, 2000
     Portfolios which include: Fidelity VIP High Income

Fidelity Investments Variable Insurance Products Fund, filed June 30, 2000
     Portfolios which include: Fidelity VIP Overseas

Fidelity Investments Variable Insurance Products Fund, filed June 30, 2000
     Portfolios which include: Fidelity Investment Grade Bond, Fidelity Money Market

Fidelity Investments Variable Insurance Products Fund II, filed June 30, 2000
     Portfolios which include: Fidelity VIP II Asset Manager

Fidelity Investments Variable Insurance Products Fund II, filed June 30, 2000
     Portfolios which include: Fidelity VIP II Index 500; Fidelity VIP II Contrafund

Fidelity Investments Variable Insurance Products Fund III, filed June 30, 2000
     Portfolios which include: Fidelity VIP III Growth Opportunities

Seligman Portfolios, Inc., filed August 31, 2000
     Portfolios which include: Communications and Information; and Frontier

The Montgomery Funds III, filed August 8, 2000
     Portfolios which include: Montgomery Variable Series Emerging Markets Fund; and Montgomery Variable Series Growth Fund